Transactions with Related Parties - Summary of Related Party Transactions (Detail) - Related Parties [Member] - USD ($)	3 Months Ended	6 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended
	Apr. 10, 2025	Jul. 14, 2024	Dec. 31, 2023	Dec. 31, 2024	Apr. 10, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 14, 2024	Dec. 31, 2023
Vessels operating expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction						$ 13,500	$ 25,500		$ 5,500
Commission – vessel purchased [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction						0	161,900		430,000
Executive compensation on general and administrative expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction						478,454	445,866		252,785
Rental expense on general and administrative expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction						66,776	33,422		0
Interest Expense [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction	$ 365,935	$ 1,636,640	$ 1,363,360	$ 824,065	$ 0	365,935	2,460,705	$ 0	1,363,360
Brave Maritime Corp [Member] | Management fees [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction						642,400	586,960		245,520
Brave Maritime Corp [Member] | Voyage expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction						434,921	522,628		283,141
Brave Maritime Corp [Member] | Vessels operating expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction						120,000	109,167		43,750
Stealth Maritime Corp [Member] | Management fees [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction						0	0		150,480
Stealth Maritime Corp [Member] | Voyage expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction						0	0		57,125
Stealth Maritime Corp [Member] | Vessels operating expenses [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction						0	0		30,000
Former Parent [Member] | General and administrative expense [Member]
Related Party Transaction [Line Items]
Related parties transaction, amounts of transaction						$ 0	$ 0		$ 268,089